Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 10.5	$ 7.1
Accumulated Amortization	(11.2)	(5.5)
Gross Carrying Amount	43.4	39.4
Net Carrying Amount	21.7
Net Carrying Amount	32.2	33.9
Amortization expense related to intangible assets	$ 5.7	3.7
Agency and carrier relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	6 years 10 months 24 days
Gross Carrying Amount	$ 13.5	13.5
Accumulated Amortization	(1.7)	(0.1)
Net Carrying Amount	$ 11.8	13.4
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	3 years 2 months 12 days
Gross Carrying Amount	$ 13.7	13.2
Accumulated Amortization	(6.0)	(3.8)
Net Carrying Amount	$ 7.7	9.4
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	3 months 18 days
Gross Carrying Amount	$ 3.6	3.6
Accumulated Amortization	(2.7)	(1.4)
Net Carrying Amount	$ 0.9	2.2
VOBA
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	8 months 12 days
Gross Carrying Amount	$ 0.1	0.1
Accumulated Amortization	$ (0.1)
Net Carrying Amount		0.1
Other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	6 years 6 months
Gross Carrying Amount	$ 2.0	1.9
Accumulated Amortization	(0.7)	(0.2)
Net Carrying Amount	$ 1.3	$ 1.7